Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—9.7%
181,076	[1]	Alphabet, Inc., Class A	$ 24,657,119
797,017		AT&T, Inc.	11,787,881
154,696		Comcast Corp., Class A	7,233,585
225,000		Deutsche Telekom AG, Class REG	4,816,727
13,050	[1]	Meta Platforms, Inc.	3,861,365
85,669	[1]	Walt Disney Co.	7,168,782
900,150	[1]	Warner Bros. Discovery, Inc.	11,827,971
		TOTAL	71,353,430
		Consumer Discretionary—7.4%
62,002		Churchill Downs, Inc.	7,767,611
230,700		Foot Locker, Inc.	4,526,334
520,975		Gap (The), Inc.	6,032,890
250,553		General Motors Co.	8,396,031
120,123		KB HOME	6,102,248
59,625		Lowe’s Cos., Inc.	13,742,370
43,512		TJX Cos., Inc.	4,023,990
8,650	[1]	Ulta Beauty, Inc.	3,590,010
		TOTAL	54,181,484
		Consumer Staples—6.6%
59,499		Constellation Brands, Inc., Class A	15,503,060
39,063		Philip Morris International, Inc.	3,752,392
47,555		Target Corp.	6,018,085
170,676		The Coca-Cola Co.	10,211,545
81,810		WalMart, Inc.	13,303,124
		TOTAL	48,788,206
		Energy—8.4%
87,165		Chevron Corp.	14,042,282
139,003		ConocoPhillips	16,545,527
162,359		Exxon Mobil Corp.	18,052,697
86,050		Schlumberger Ltd.	5,073,508
64,550		Valero Energy Corp.	8,385,045
		TOTAL	62,099,059
		Financials—18.4%
74,245		Allstate Corp.	8,004,353
58,025		Assurant, Inc.	8,084,623
248,544		Bank of America Corp.	7,125,756
33,023	[1]	Berkshire Hathaway, Inc., Class B	11,894,885
54,725		Discover Financial Services	4,929,081
74,689		Global Payments, Inc.	9,462,349
59,300		Goldman Sachs Group, Inc.	19,433,203
125,104		Hartford Financial Services Group, Inc.	8,984,969
81,650		Intercontinental Exchange, Inc.	9,633,884
74,691		JPMorgan Chase & Co.	10,929,534
30,350		M&T Bank Corp.	3,795,268
34,075		S&P Global, Inc.	13,318,554
488,375		Wells Fargo & Co.	20,165,004
		TOTAL	135,761,463

Shares			Value
		COMMON STOCKS—continued
		Health Care—16.2%
109,825		Abbott Laboratories	$ 11,300,993
309,262	[1]	Avantor, Inc.	6,695,522
65,253		Danaher Corp.	17,292,045
62,452		Johnson & Johnson	10,097,239
20,412		McKesson Corp.	8,416,276
146,917		Medtronic PLC	11,973,735
85,969		Merck & Co., Inc.	9,368,902
279,080		Pfizer, Inc.	9,873,850
124,746	[1]	Tenet Healthcare Corp.	9,675,300
28,503		UnitedHealth Group, Inc.	13,583,960
94,009		Zimmer Biomet Holdings, Inc.	11,198,352
		TOTAL	119,476,174
		Industrials—10.3%
67,025	[1]	Boeing Co.	15,015,611
52,100		Dover Corp.	7,726,430
64,666		FedEx Corp.	16,879,119
81,700		Fortune Brands Innovations, Inc.	5,638,934
208,225		Knight-Swift Transportation Holdings, Inc.	11,414,894
17,750		Parker-Hannifin Corp.	7,399,975
125,171		Stanley Black & Decker, Inc.	11,813,639
		TOTAL	75,888,602
		Information Technology—12.3%
103,659		Cisco Systems, Inc.	5,944,844
134,750		IBM Corp.	19,785,342
163,825		Intel Corp.	5,756,810
53,354		Microchip Technology, Inc.	4,366,491
27,324		Microsoft Corp.	8,955,714
79,086		MKS Instruments, Inc.	7,926,790
92,600	[1]	Qorvo, Inc.	9,944,314
189,365		TD SYNNEX Corp.	19,267,889
64,025		TE Connectivity Ltd.	8,476,270
		TOTAL	90,424,464
		Materials—3.1%
159,128		Freeport-McMoRan, Inc.	6,350,798
24,469		Linde PLC	9,470,482
32,415		Vulcan Materials Co.	7,074,574
		TOTAL	22,895,854
		Real Estate—3.1%
32,949		American Tower Corp.	5,974,313
5,300		Equinix, Inc.	4,141,314
53,707		NNN REIT, Inc.	2,115,519
82,403		ProLogis, Inc.	10,234,452
		TOTAL	22,465,598
		Utilities—3.9%
632,789		CenterPoint Energy, Inc.	17,648,485
67,088		NextEra Energy, Inc.	4,481,479
260,375		PPL Corp.	6,488,545
		TOTAL	28,618,509
		TOTAL COMMON STOCKS (IDENTIFIED COST $649,922,939)	731,952,843

Shares		Value
	INVESTMENT COMPANY—0.4%
3,137,466	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[2] (IDENTIFIED COST $3,135,673)	$3,137,466
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $653,058,612)	735,090,309
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	1,377,618
	TOTAL NET ASSETS—100%	$736,467,927
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2022	$21,790,903
Purchases at Cost	$133,408,705
Proceeds from Sales	$(152,066,569)
Change in Unrealized Appreciation/Depreciation	$(556)
Net Realized Gain/(Loss)	$4,983
Value as of 8/31/2023	$3,137,466
Shares Held as of 8/31/2023	3,137,466
Dividend Income	$448,149

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At August 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust